As filed with the Securities and Exchange Commission on July 25, 2012

Securities Act Registration No. 333-180678

Investment Company Act Registration No. 811- 22690

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO. 3	☒
POST-EFFECTIVE AMENDMENT NO.	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 3	☒

Tortoise Energy Independence Fund, Inc.

11550 Ash Street, Suite 300

Leawood, Kansas 66211

(913) 981-1020

AGENT FOR SERVICE

Terry C. Matlack

Michelle Kelly

11550 Ash Street, Suite 300

Leawood, Kansas 66211

Copies of Communications to:

Steven F. Carman, Esq. Eric J. Gervais, Esq. Husch Blackwell LLP 4801 Main Street, Suite 1000 Kansas City, MO 64112 (816) 983-8000	Sander M. Bieber, Esq. Allison M. Fumai, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount to be Registered	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (2)
Common Stock	16,000,000	$25.00	$400,000,000	$45,840

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. In no event will the aggregate initial offering price of all securities offered from time to time pursuant to the prospectus included as a part of this Registration Statement exceed $5,000,000.
(2)	$573 previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said
Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Registration Statement of Tortoise Energy Independence Fund, Inc. (the “Registrant”) is being filed to register additional Common Stock, $0.001 par value per share, of the Registrant and to file certain exhibits. The contents of the Prospectus and Statement of Additional Information contained in the Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File Nos. 333-180678 and 811-22690) filed by the Registrant with the Securities and Exchange Commission on June 22, 2012 are incorporated herein by reference.

Part C — Other Information

Item 25. Financial Statements and Exhibits

1. Financial Statements:

The Registrant’s financial statements dated May 3, 2012, notes to the financial statements and report of independent public accountants thereon are incorporated by reference into Part B: Statement of Additional Information.

2. Exhibits:

Exhibit No.	Description of Document

a.	Articles of Incorporation(1)

b.	Bylaws*

c.	Inapplicable

d.	Form of Stock Certificate*

e.	Dividend Reinvestment Plan*

f.	Inapplicable

g.1.	Investment Advisory Agreement with Tortoise Capital Advisors, L.L.C. dated May 24, 2012*

g.2.	Fee Waiver Agreement with Tortoise Capital Advisors L.L.C. dated May 24, 2012*

h.	Form of Underwriting Agreement*

i.	Inapplicable

j.	Custody Agreement with U.S. Bank National Association dated July 6, 2012*

k.1.	Transfer Agency and Service Agreement with Computershare Trust Company, N.A. and Computershare Inc. dated May 3 , 2012*

k.2.	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated July 6, 2012*

k.3.	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated July 6, 2012*

l.	Opinion of Venable LLP*

m.	Inapplicable

n.	Consent of Independent Registered Public Accounting Firm*

o.	Inapplicable

p.	Subscription Agreement*

q.	Inapplicable

r.1.	Code of Ethics of the Registrant*

r.2.	Code of Ethics of Tortoise Capital Advisors, L.L.C.*

s.	Power of Attorney(1)

(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-2 (File Nos. 811-22690 and 333-180678) filed on April 12, 2012.
*	Filed herewith.

Item 26. Marketing Arrangements

Reference is made to the form of underwriting agreement included as Exhibit h. hereto.

Item 27. Other Expenses and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

FINRA filing fee	$25,500
Securities and Exchange Commission fees	$17,825
New York Stock Exchange listing fee	$20,000
Directors’ fees and expenses	$—
Accounting fees and expenses	$40,000
Legal fees and expenses	$135,000
Printing expenses	$225,000
Transfer Agent’s fees	$—
Miscellaneous	$126,675

Total	$590,000

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

As of May 31, 2011, the number of record holders of each class of securities of the Registrant was:

Title of Class	Number of Record Holders
Common Stock ($0.001 par value)	1

Item 30. Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty which is established by a final judgment as being material to the cause of action. The Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law and the 1940 Act.

The Charter authorizes the Registrant, to the maximum extent permitted by Maryland law and the 1940 Act, to obligate itself to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer of the Registrant or as a present or former director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise, and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer of the Registrant and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Charter and Bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or a predecessor of the Registrant.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s Charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made, or threatened to be made, a party by reason of his service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Item 31. Business and Other Connections of Investment Advisor

The information in the Statement of Additional Information under the caption “Management of the Fund — Directors and Officers” and the information in the prospectus under the caption “Management of the Fund — Investment Adviser” is hereby incorporated by reference.

Item 32. Location of Accounts and Records

The Registrant’s accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment advisor, Tortoise Capital Advisors, L.L.C., 11550 Ash Street, Suite 300, Leawood, Kansas 66211, at the offices of the custodian, U.S. Bank National Association, 1555 N. River Center Drive, Milwaukee, Wisconsin 53212, at the offices of the transfer agent, Computershare Trust Company, N.A., P.O. Box 43078, Providence, Rhode Island 02940, or at the offices of the administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 63202.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1. The Registrant undertakes to suspend the offering of the common shares until the Prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant is filing this Registration Statement pursuant to Rule 430A under the 1933 Act and undertakes that: (a) for the purposes of determining any liability under the 1933 Act, the information omitted from the form of Prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of Prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; (b) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of Prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Leawood and State of Kansas on the 25th day of July, 2012.

Tortoise Energy Independence Fund, Inc.

By:	/s/ Terry C. Matlack
Terry C. Matlack,
CEO

Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ P. Bradley Adams	Chief Financial Officer
P. Bradley Adams	(Principal Financial and Accounting Officer)	July 25, 2012

/s/ Terry C. Matlack	Chief Executive Officer
Terry C. Matlack	(Principal Executive Officer)	July 25, 2012

/s/ Conrad S. Ciccotello*
Conrad S. Ciccotello	Director	July 25, 2012

/s/ John R. Graham*
John R. Graham	Director	July 25, 2012

/s/ Charles E. Heath*
Charles E. Heath	Director	July 25, 2012

/s/ H. Kevin Birzer*
H. Kevin Birzer	Director	July 25, 2012

*	By P. Bradley Adams pursuant to power of attorney filed with the Registrant’s Registration Statement on Form N-2 (File Nos. 811-22690 and 333-180678) filed on April 12, 2012

Exhibit Index

Exhibit No.	Description of Document

b.	Bylaws*

d.	Form of Stock Certificate*

e.	Dividend Reinvestment Plan*

g.1.	Investment Advisory Agreement with Tortoise Capital Advisors, L.L.C. dated July 6, 2012*

g.2.	Fee Waiver Agreement with Tortoise Capital Advisors L.L.C. dated May 24, 2012*

h.	Form of Underwriting Agreement*

j.	Custody Agreement with U.S. Bank National Association dated July 6, 2012*

k.1.	Transfer Agency and Service Agreement with Computershare Trust Company, N.A. and Computershare Inc. dated May 3, 2012*

k.2.	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC dated July 6, 2012*

k.3.	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC dated July 6, 2012*

l.	Opinion of Venable LLP*

n.	Consent of Independent Registered Public Accounting Firm*

p.	Subscription Agreement*

r.1.	Code of Ethics of the Registrant*

r.2.	Code of Ethics of Tortoise Capital Advisors, L.L.C.*